Loans to customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total installments	$ 3,713,770	$ 1,976,499
Installments percentage	100.00%	100.00%
Less Than Thirty Days [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 551,677	$ 273,837
Total not overdue installments percentage	14.90%	13.90%
Total overdue installments	$ 53,986	$ 30,509
Total overdue installments percentage	1.50%	1.50%
Less Than Thirty Days And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 520,450	$ 271,682
Total not overdue installments percentage	14.00%	13.70%
Total overdue installments	$ 32,469	$ 18,191
Total overdue installments percentage	0.90%	1.00%
Between Sixty Days Member [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 2,495,650	$ 1,350,302
Total not overdue installments percentage	67.10%	68.30%
Total Not Overdue Installments [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 3,567,777	$ 1,895,821
Total not overdue installments percentage	96.00%	95.90%
Less Than Sixty Days And Ninty Days [Member]
IfrsStatementLineItems [Line Items]
Total overdue installments	$ 23,135	$ 13,315
Total overdue installments percentage	0.60%	0.70%
Between Ninty Days [Member]
IfrsStatementLineItems [Line Items]
Total overdue installments	$ 36,403	$ 18,663
Total overdue installments percentage	1.00%	0.90%
Total Overdue Installments [Member]
IfrsStatementLineItems [Line Items]
Total overdue installments	$ 145,993	$ 80,678
Total overdue installments percentage	4.00%	4.10%